Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $7,857,590.000.
Narrative - Max Aggregate Offering Price	$ 7,857,590.000
Final Prospectus	true